Accounts Receivables, Net (Tables)	12 Months Ended
Jun. 30, 2024
Accounts Receivables, Net [Abstract]
Schedule of Accounts Receivables, Net	Accounts receivables, net consisted of the following:
	As of June 30,
	2024	2023
	USD	USD
Accounts receivable	49,474	217,798
Allowance for doubtful accounts	(1,721)	(6,442)
Accounts receivables, net	47,753	211,356

Schedule of Allowance for Doubtful Accounts
	As of June 30,
	2024	2023
	USD	USD
Balance at beginning of the period/year presented	(6,442)	(1,112)
Allowance provided during the period/year	-	(5,330)
Bad debt reversal	4,735	-
Foreign currency translation adjustment	(14)	-
Balance at end of the period/year presented	(1,721)	(6,442)